EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by benefit plans established by the local government. These plans are defined contribution plans and Zhejiang Yuhui Investment Co., Ltd. (“Zhejiang Yuhui Investment”), Sichuan Bo Bo Power Engineering Co., Ltd. (“Sichuan Bo Bo”) and ReneSola Shanghai Ltd (“ReneSola Shanghai”), have contributed 14%, 19% and 20% separately of the basic salaries of its employees to such plans. In addition, Zhejiang Yuhui Investment, Sichuan Bo Bo and ReneSola Shanghai are required by PRC law to contribute approximately 22%, 18% and19.2% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $ 181,227, $ 215,981 and $674,100 for the years ended December 31, 2015, 2016 and 2017, respectively.